Landfill Accounting - Landfills Owned and Operated (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) site	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Landfill Accounting [Line Items]
Number of landfills owned and operated by company	89
Number of landfills operated, not owned, under life-of-site operating agreements	5
Number of landfills operated under limited-term operating agreements	7
Property and equipment, net | $	$ 6,956,620	$ 6,950,915	$ 5,721,949
Average remaining landfill life based on permitted capacity and projected annual disposal volumes	31 years
Number of owned landfills the company is seeking to expand	10
Number of landfills operated under life-of-site operating agreements that the company is seeking to expand	2
Average remaining landfill life based on permitted capacity, projected annual disposal volumes and probable expansion capacity	34 years
Life of Company's owned landfills and landfills operated under life-of-site operating agreements min range	2 years	1 year
Life of Company's owned landfills and landfills operated under life of site operating agreements max range	308 years	329 years
Percentage of projected annual disposal volume from landfills with remaining lives within threshold period	90.00%	90.00%
Threshold period used for measurement of projected annual disposal volume from landfills	70 years	70 years
Landfill
Landfill Accounting [Line Items]
Property and equipment, net | $	$ 3,284,137